CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
CONSOLIDATED BALANCE SHEETS
Preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Preferred shares, shares issued	0	0	0	0
Preferred shares, shares outstanding	0	0		0
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized		2,250,000,000		2,250,000,000
Common stock, shares issued		175,912,194		137,911,975
Common stock, shares outstanding	189,684,580	175,912,194	168,713,296	137,911,975